Schedule of promissory notes receivable (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Promissory Notes Receivable At Fvtpl
Beginning balance
Acquisition	1,585,783
Change in fair value	(873,778)	581,812
Effect of foreign exchange	(135,477)
Ending balance	$ 576,528